Cover	Aug. 20, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 20, 2021
Entity Registrant Name	Signify Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40028
Entity Tax Identification Number	85-3481223
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	541-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per Share
Trading Symbol	SGFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828182
Amendment Flag	false